Condensed Consolidated Interim Statements of Operations and Other Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Expenses
Research and development	$ 3,627	$ 1,876
General and administrative expenses	1,370	2,211
Loss from operations	(4,997)	(4,087)
Change in fair value of deferred purchase price payable - Tarus and deferred obligation - iOx milestone	(1,111)
Share of loss in associate accounted for using equity method	(50)	(60)
Change in fair value of warrant liability		1
Foreign exchange transaction gain (loss)	18	(52)
Depreciation expense	(11)
Interest income, net	80	21
Loss before (provision) benefit for income taxes	(6,071)	(4,177)
Income tax benefit	145	2,552
Net loss	(5,926)	(1,625)
Other comprehensive income (loss)
Net unrealized gain on investments	1,769
Total comprehensive loss for period	(4,157)	(1,625)
Net (loss) income attributable to:
Owners of the Company	(5,919)	(1,729)
Non-controlling interest	(7)	104
Comprehensive (loss) income attributable to:
Owners of the Company	(4,150)	(1,729)
Non-controlling interest	$ (7)	$ 104